Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Payable

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Suppliers and contractors (Note 27)	74,518	98,656
Taxes (Note 26)	3,964	4,052
Carriers and others (Note 27)	2,362	2,209
Related parties (Notes 24 and 27)	170	270
	81,014	105,187